Investments in Affiliated Companies (Movement of Investments in Affiliates) (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended																																																								12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Beijing Chenkang [Member] CNY	Dec. 31, 2013 Beijing Chenkang [Member] CNY	Dec. 31, 2012 Beijing Chenkang [Member] CNY	Dec. 31, 2014 Shanghai Maishi [Member] CNY	Dec. 31, 2013 Shanghai Maishi [Member] CNY	Dec. 31, 2012 Shanghai Maishi [Member] CNY	Dec. 31, 2014 MCI Investment Fund [Member] CNY	Dec. 31, 2013 MCI Investment Fund [Member] CNY	Dec. 31, 2012 MCI Investment Fund [Member] CNY	Dec. 31, 2012 Chengdu Awata [Member] CNY	Dec. 31, 2012 Beijing Yicheng Tianxia [Member] CNY	Dec. 31, 2014 Anipark [Member] CNY	Dec. 31, 2013 Anipark [Member] CNY	Dec. 31, 2012 Anipark [Member] CNY	Dec. 31, 2012 Shanghai Lantian [Member] CNY	Dec. 31, 2014 Shanghai Shimai [Member] CNY	Dec. 31, 2013 Shanghai Shimai [Member] CNY	Dec. 31, 2012 Shanghai Shimai [Member] CNY	Dec. 31, 2014 Shanghai Siyuan [Member] CNY	Dec. 31, 2013 Shanghai Siyuan [Member] CNY	Dec. 31, 2012 Shanghai Siyuan [Member] CNY	Dec. 31, 2012 Shanghai Qiyu [Member] CNY	Dec. 31, 2012 Fuzhou Lingyu [Member] CNY	Dec. 31, 2012 Xiamen Lianyu [Member] CNY	Dec. 31, 2014 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2013 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2012 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2014 Shanghai Shengduo [Member] CNY	Dec. 31, 2013 Shanghai Shengduo [Member] CNY	Dec. 31, 2012 Shanghai Shengduo [Member] CNY	Dec. 31, 2014 Shanghai Ningle [Member] CNY	Dec. 31, 2013 Shanghai Ningle [Member] CNY	Dec. 31, 2012 Shanghai Ningle [Member] CNY	Dec. 31, 2014 AKGI fund [Member] CNY	Dec. 31, 2013 AKGI fund [Member] CNY	Dec. 31, 2012 AKGI fund [Member] CNY	Dec. 31, 2014 Fuzhou Shudong [Member] CNY	Dec. 31, 2013 Fuzhou Shudong [Member] CNY	Dec. 31, 2012 Fuzhou Shudong [Member] CNY	Dec. 31, 2014 Chengdu Yunyou [Member] CNY	Dec. 31, 2013 Chengdu Yunyou [Member] CNY	Dec. 31, 2012 Chengdu Yunyou [Member] CNY	Dec. 31, 2012 Suzhou Shengyou Network Development Co., Ltd [Member] CNY	Dec. 31, 2014 Guangzhou Aozi [Member] CNY	Dec. 31, 2013 Guangzhou Aozi [Member] CNY	Dec. 31, 2014 Alpaca games [Member] CNY	Dec. 31, 2013 Shanghai Miaoyou [Member] CNY	Dec. 31, 2014 Games Tales [Member] CNY	Dec. 31, 2013 Games Tales [Member] CNY	Dec. 31, 2014 Others [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2014 Investment in affiliated companies under the cost method [Member] CNY	Dec. 31, 2012 Shanda Online [Member] CNY	Dec. 31, 2014 Shanda Online [Member] CNY	Dec. 31, 2013 Shanda Online [Member] CNY	Dec. 31, 2014 Giant [Member] CNY	Dec. 31, 2012 Giant [Member] CNY	Dec. 31, 2014 Lion Games [Member] CNY	Dec. 31, 2014 Hangzhou Zhongwan [Member] CNY	Dec. 31, 2014 Zhejiang Shengwang [Member] CNY	Dec. 31, 2012 Zhejiang Shengwang [Member] CNY	Dec. 31, 2011 Zhejiang Shengwang [Member] CNY	Dec. 31, 2013 Shanghai Miaoyou [Member] CNY	Dec. 31, 2014 Shanghai Miaoyou [Member] CNY	Dec. 31, 2014 Oukabi [Member] CNY	Dec. 31, 2014 Mage of the East [Member] CNY
Investments in and Advances to Affiliates [Line Items]
Investment in affiliated companies, Beginning balance	201,663	184,052	37,882	$ 31,405	8,235	8,722	9,820	4,069	4,237	4,578	15,003	5,912	4,186	3,989	3,460	606	1,550	3,077	2,690	1,126	1,181	2,050	1,673	1,916	1,941	829	319	297	188		38	6,663	8,842		7,437	8,759		16,611	5,783		1,435	1,675		975	1,277			2,764				272		383	312	8			124,513	124,513	8,610				600	600	600		500
Investments	25,343	24,382	164,214								3,278	9,833	2,247			355																		10,000			9,000	5,659	10,576	5,655			2,000			1,400	1,000		3,000	6,135	480		95		398	65		124,513				8,334	9,093	290						75	458
Share of Profits /(Losses)	(6,348)	(7,549)	(11,679)		(25)	(487)	(1,098)	49	(168)	(341)	(4,502)	(879)	(892)	(325)	(3,460)	1,415	(1,076)	(1,616)	(47)	(4)	(55)	(869)	(43)	(243)	(25)			(297)	(140)	188	(38)	(615)	(2,179)	(1,158)	(1,478)	(1,322)	(241)	(551)	(400)	(63)	(19)	(240)	(325)	(3)	(302)	(123)	(1,000)	(293)	(236)	(254)		127	177	(12)	(327)	239
Impairment	(24,063)		(7,455)		(8,210)			(4,118)						(3,664)		(2,372)			(2,643)	(1,122)			(1,630)			(829)	(319)					(6,048)																				(382)													(181)
Disposal	(458)																																																			(39)													(419)
Other Equity Movement	(1,280)	778	1,090								(3)	137	371			(4)	132	89																				(212)	652	191										(479)	20	22					(11)				(123)	439	(470)					(163)
Investment in affiliated companies, Ending balance	194,857	201,663	184,052	$ 31,405		8,235	8,722		4,069	4,237	13,776	15,003	5,912				606	1,550			1,126	1,181		1,673	1,916				48	188			6,663	8,842	5,959	7,437	8,759	21,507	16,611	5,783	1,416	1,435	1,675	972	975	1,277		2,471	2,764	5,402	500		272	371	383	312		124,513	124,513	124,513	8,487	8,773	8,623	290		600	600		500	75	447